  SunAmerica Asset Management, LLC

  Harborside 5

  185 Hudson Street, Suite 3300

Jersey City NJ 07311

551-200-1773 Cell
201-324-6364 Fax
daniel.burton@AIG.com

Daniel E. Burton
Associate General Counsel

August 3, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:Seasons Series Trust (the “Registrant”)

Registration File Nos. 333-08653 and 811-07725

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and Statement of Additional Information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1.the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2.the Amendment, which is designated as Post-Effective Amendment No. 53 under the 1933 Act and Amendment No. 55 under the Investment Company Act of 1940, as amended, was filed electronically on July 24, 2020. Post-Effective Amendment No. 53 became effective on July 27, 2020 pursuant to Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at 551-200-1773.

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton